Credit Risk - Summary of Key Metrics to Measure and Control Credit Risk (Detail) - Credit Risk [member]	12 Months Ended
Dec. 31, 2017
Expected Loss [member]
Disclosure of credit risk exposure [line items]
Metric	EL
Description	EL tells us what credit risk is likely to cost us. It is the product of: - Probability of default (PD) - how likely customers are to default. We estimate this using customer ratings or the transaction credit scores - Exposure at default (EAD) - how much customers will owe us if they default. We calculate this by comparing how much of their agreed credit (such as an overdraft) customers have used when they default with how much they normally use. This allows us to estimate the final extent of use of credit in the event of default - Loss given default (LGD) - how much we lose when customers actually default. We work this out using the actual losses on loans that default. We take into account the income we receive, including the collateral we held, the costs we incur and the recovery process timing. PD, EAD and LGD are calculated in accordance with CRD IV, and include direct and indirect costs. We base them on our own risk models and our assessment of each customer's credit quality. For the rest of our Risk review, impairments, impairment losses and impairment loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements. The way we calculate impairment under IFRS changed from 1 January 2018 when IFRS 9 took effect. It uses an expected credit loss (ECL) model rather than an incurred loss model used by IAS 39. There are also differences between the ECL approach used by IFRS 9 and the EL approach used by CRD IV. For more, see 'Future accounting developments' in Note 1 to the Consolidated Financial Statements.
Non Performing Loans [member]
Disclosure of credit risk exposure [line items]
Metric	NPLs
Description	We use NPLs - and related write-offs and recoveries - to monitor how our portfolios behave. We classify loans as NPLs where customers do not make a payment for three months or more, or if we have data to make us doubt they can keep up with their payments. The data we have on customers varies across our business segments. It typically includes where: Retail Banking - They have been reported bankrupt or insolvent - Their loan term has ended, but they still owe us money more than three months later - They have had forbearance as an NPL, but have not caught up with the payments they had missed before that - They have had multiple forbearance - We have suspended their fees and interest because they are in financial difficulties - We have repossessed the property. Other segments: Commercial Banking, Global Corporate Banking and Corporate Centre - They have had a winding up notice issued, or something happens that is likely to trigger insolvency - such as, another lender calls in a loan - Something happens that makes them less likely to be able to pay us - such as they lose an important client or contract - They have regularly missed or delayed payments, even though they have not gone over the three-month limit for NPLs - Their loan is unlikely to be refinanced or repaid in full on maturity - Their loan has an excessive LTV and it is unlikely that it will be resolved, such as by a change in planning policy, pay-downsfrom rental income, or increases in market values.